BIOLOGICAL ASSETS	12 Months Ended
Nov. 30, 2021
BIOLOGICAL ASSETS
BIOLOGICAL ASSETS

10.  BIOLOGICAL ASSETS

Accounting Policy

Biological assets, consisting of cannabis plants, are measured at fair value up to the point of harvest, less costs to complete and sell. All biological assets are classified as current. The fair value of biological assets is categorized within Level 3 on the fair value hierarchy.

The Company values biological assets by multiplying the expected yield, in grams, from each harvest by the estimated selling price expected to be achieved by the Company. The value of biological assets is then reduced by the percentage of completion of the harvest and the estimated post-harvest costs and cost to complete.

The Company capitalizes all direct and overhead costs incurred during the biological transformation process and up to the point of harvest to biological assets on the consolidated statement of financial position, consistent with the capitalization criteria under Inventory (Note 9).

Accounting Estimates and Judgments

Determination of the fair values of the biological assets requires the Company to make various estimates and assumptions. The fair value of biological assets is considered a Level 3 categorization in the IFRS fair value hierarchy. The significant estimates and inputs used to assess the fair value of biological assets include the following assumptions as at November 30, 2021. Note that per unit amounts below are expressed in Canadian Dollars:

(i)	Selling prices – selling prices are based on the range of actual sales prices per gram for the period. Selling prices range between $4.56 and $11.72 at an average of $7.89 per gram for cannabis flower and $nil per gram for cannabis trim. The Company has not recognized fair value of biological assets related to cannabis trim grown to reflect the current market conditions.

10.  BIOLOGICAL ASSETS – continued

(ii)	Post-harvest costs to complete and sell – the costs are based on actual processing costs incurred by drying, trimming, testing, packaging, manufacturing, and selling activities incurred in the period, including overhead allocations for these activities.

Post-harvest costs to complete and sell average $4.19 per gram. The Company did not allocate any post-harvest costs to cannabis trim to reflect the current market conditions.

(iii)	The stage of plant growth – the stage of plant growth is estimated by the number of days into the growing stage as compared to the estimated growing time for a full harvest. The estimated stage of growth of the cannabis plants completion range between 18% and 94% at an average of 51% complete.

(iv)	Expected yield – the expected yield per plant is based on the Company’s historical adjusted average yield per plant. Expected total yield per plant ranges from 83 to 107 grams of cannabis flower at an average of 92.

Explanatory information

As at November 30, 2021, the Company’s biological assets consist solely of 1,928 cannabis plants. The changes in the fair value of biological assets are as follows:

$
Balance, November 30, 2020	—
Additions through acquisition of Citizen Stash (Note 19)	252
Changes in fair value due to biological transformation	(188)
Capitalized costs incurred during the biological transformation process	277
Transferred to inventory upon harvest	(114)
Balance, November 30, 2021	227

The Company expects that a $1 increase or decrease in the selling price per gram of cannabis flower would increase or decrease the fair value of biological assets by $61. An increase or decrease in the expected yield per cannabis plant of 5 grams would result in an increase or decrease in the fair value of biological assets by $12. Additionally, an increase or decrease of 10% in the post-harvest costs to complete and sell would increase or decrease the fair value of biological assets by $61.

Net effect of changes in fair value of biological assets include:

$
Unrealized change in fair value of biological assets	(168)
Realized fair value increments on inventory sold or impaired	(20)

Unrealized change in fair value of biological assets is the net amount of the changes in fair value due to biological transformation changes that have been added to biological assets during the year ended November 30, 2021. As at November 30, 2021, biological assets and inventory include a total of $121 of unrealized fair value of biological assets charges which are yet to be expensed, as the related biological assets and cannabis inventory is not yet sold.